Related parties transactions (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party [Abstract]
Proportion of ownership interest in associate	8.50%
Investments in associates accounted for using equity method	$ 10	$ 10
Non-current convertible note from associated company	$ 11	$ 11